Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entities
Schedule of the assets and liabilities related to the consolidated CLOs

        The assets and liabilities related to these consolidated CLOs and Debt Fund are as follows (in thousands):

	December 31, 2017	December 31, 2016
Assets:
Restricted cash	$138,736	$15,542
Loans and investments, net	1,836,744	957,528
Due from related party	24	—
Other assets	13,987	6,982

Total assets	$1,989,491	$980,052

Liabilities:
Collateralized loan obligations	$1,418,422	$728,441
Debt fund	68,084	—
Other liabilities	2,046	1,646

Total liabilities	$1,488,552	$730,087

Summary of the Company's variable interests in identified VIEs, of which the company is not the primary beneficiary

        The following is a summary of our variable interests in identified VIEs, of which we are not the primary beneficiary, as of December 31, 2017 (in thousands):

Type	Carrying Amount(1)
Loans	$321,171
B Piece bonds	27,837
Agency IOs	4,051
Equity investments	2,141

Total	$355,200

(1)

Represents the carrying amount of loans and investments before reserves. At December 31, 2017, $161.8 million of loans to VIEs had corresponding loan loss reserves of $61.1 million. See Note 4—Loans and Investments for details. In addition, the maximum loss exposure at December 31, 2017 would not exceed the carrying amount of our investment for all VIEs presented above.